TRADE AND OTHER RECEIVABLES, NET - Aging (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Aging of trade receivable:
Trade and other current receivables	$ 401,633	$ 340,201
Unbilled revenue, net	108,499	103,986
Credit risk
Aging of trade receivable:
Trade and other current receivables	129,911	94,536
Unbilled revenue, net	96,600	87,100
Credit risk | Current
Aging of trade receivable:
Trade and other current receivables	95,831	58,737
Credit risk | 1-30 days
Aging of trade receivable:
Trade and other current receivables	16,023	19,415
Credit risk | 31-60 days
Aging of trade receivable:
Trade and other current receivables	5,218	3,794
Credit risk | 61-90 days
Aging of trade receivable:
Trade and other current receivables	3,539	2,144
Credit risk | Over 90 days
Aging of trade receivable:
Trade and other current receivables	$ 9,300	$ 10,446